Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following table provides supplemental disclosure of cash flow information (in thousands):

	Six Months Ended June 30,
	2014	2013
LNG terminal costs funded with accounts payable and accrued liabilities (including affiliates)	$276,788	$448,926

The following table provides supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,			Period from June 24, 2010 (Date of Inception) Through December 31, 2013
	2013	2012	2011
LNG terminal costs funded with accounts payable and accrued liabilities (including affiliate)	$163,830	$99,680	$—	$163,830